SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 29, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				207,890	100,000
Options granted, exercise price			$ 0.00	$ 12.19	$ 16.92
Options outstanding			580,185	2,278,089	5,878,270	7,537,219
Options outstanding, exercise price			$ 9.64	$ 9.92	$ 6.84	$ 6.37
Shares exercised			1,611,489	3,649,754	1,620,056
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			818,856	359,643	783,700
Awards outstanding			1,245,889	1,009,184	773,200
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			57,000	640,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			523,000	1,635,000
2013 Plan [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding			1,246,000	1,009,000
2013 Plan [Member] | CEO, Chairman and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years	3 years
Awards granted			819,000	568,000
2013 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		198,000
Compensation cost	$ 4,500	$ 1,360
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	85,000	31,000
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	97,000	16,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	12,000	25,000
Compensation cost	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	3,000	3,000
Compensation cost	$ 600
2013 Plan [Member] | New other directors and new external director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost		$ 127
2013 Plan [Member] | New external director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		10,000
Israeli Banks, Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares exercised			500,000	500,000
Israeli Banks, Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price			$ 10.5
Israeli Banks, Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, exercise price			$ 92.55